Digital Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Digital Asset Balance

Digital Asset Balance

	Tokens	$
Balance at December 31, 2025	79,038.9	$2,009,960
Cost of tokens sold	(50,271.2)	(2,685,775)
Digital Asset staking compensation	561.7	20,760
Unrealized gain/(loss) from fair value measurement		2,029,068
Realized gain/(loss) from fair value measurement		530,940
Balance at June 30, 2026	29,329.4	$1,904,954

Schedule of Digital Assets at Fair Value

	June 30,	December 31,
	2026	2025
Digital assets at fair value	$1,904,954	$2,009,960
Digital Asset Balance

December 31, 2025
Digital assets at fair value	$2,009,960
Unrealized gain (loss) recognized in earnings	$(995,161)